Convertible Debt - Related Party (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Coupon interest expense	$ 107,334	$ 0	$ 272,611	$ 3,100	$ 26,433	$ 667
Noncash Interest Expense
Amortization of debt discount	190,886	0	429,355	34,608	56,253	0
Amortization of transaction costs	3,327	0	9,609	0	2,283	0
Other interest expense					9,794
Interest Expense	$ 301,547	$ 0	$ 711,575	$ 37,708	$ 94,763	$ 667